GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.30%
66,242	Element Solutions Inc	$ 1,436,127
42,573	Orion Engineered Carbons SA(a)	776,106
13,988	Steel Dynamics Inc	818,018
		3,030,251
Communications — 4.26%
12,545	Calix Inc(a)	620,099
27,118	Ciena Corp(a)	1,392,509
8,284	Criteo SA Sponsored ADR(a)	303,609
9,538	Eventbrite Inc Class A(a)	180,364
22,972	Gogo Inc(a)	397,416
15,157	Mimecast Ltd(a)	963,985
17,898	Ooma Inc(a)	333,082
17,441	Open Lending Corp Class A(a)	629,097
6,765	Zendesk Inc(a)	787,378
		5,607,539
Consumer, Cyclical — 13.42%
29,047	American Eagle Outfitters Inc(b)	749,413
2,839	Burlington Stores Inc(a)	805,055
24,519	Callaway Golf Co(a)	677,460
1,615	Children's Place Inc(a)	121,545
3,736	Citi Trends Inc(a)	272,579
28,245	Container Store Group Inc(a)	268,892
31,767	Core & Main Inc Class A(a)	832,613
3,679	Five Below Inc(a)	650,484
5,141	Fox Factory Holding Corp(a)	743,080
4,281	Gentherm Inc(a)	346,461
11,768	Green Brick Partners Inc(a)	241,479
12,591	IAA Inc(a)	687,091
54,593	International Game Technology PLC(a)	1,436,888
747	Johnson Outdoors Inc Class A	79,033
30,632	KAR Auction Services Inc(a)	502,058
1,645	LGI Homes Inc(a)	233,442
7,713	Lindblad Expeditions Holdings Inc(a)	112,533
37,977	Lions Gate Entertainment Corp Class B(a)	493,702
5,381	Lovesac Co(a)	355,630
1,927	Malibu Boats Inc Class A(a)	134,851
1,721	MarineMax Inc(a)	83,503
4,035	Monarch Casino & Resort Inc(a)	270,305
9,622	Ollie's Bargain Outlet Holdings Inc(a)(b)	580,014
8,854	OptimizeRx Corp(a)	757,460
7,971	Papa John's International Inc	1,012,237
4,430	Rush Enterprises Inc Class A	200,059
12,586	Shyft Group Inc	478,394
17,549	Skyline Champion Corp(a)	1,053,993
12,240	Sleep Number Corp(a)	1,144,195
9,799	Sonos Inc(a)	317,096
Shares		Fair Value
Consumer, Cyclical — (continued)
23,201	Sun Country Airlines Holdings Inc(a)	$ 778,162
24,393	Traeger Inc(a)	510,545
37,459	Wabash National Corp	566,755
46,698	Westport Fuel Systems Inc(a)	153,636
		17,650,643
Consumer, Non-Cyclical — 31.39%
18,908	Adaptive Biotechnologies Corp(a)	642,683
4,689	Akoya Biosciences Inc(a)	65,458
47,194	Amicus Therapeutics Inc(a)	450,703
11,791	AMN Healthcare Services Inc(a)	1,353,017
8,207	Arena Pharmaceuticals Inc(a)	488,727
14,204	ASGN Inc(a)	1,607,041
15,673	AtriCure Inc(a)	1,090,057
39,987	Avantor Inc(a)	1,635,468
33,714	Avid Bioservices Inc(a)	727,211
26,380	Axonics Inc(a)	1,717,074
8,050	Axsome Therapeutics Inc(a)(b)	265,328
1,207	Beam Therapeutics Inc(a)(b)	105,021
7,846	Blueprint Medicines Corp(a)	806,647
3,374	CareDx Inc(a)	213,810
3,044	Castle Biosciences Inc(a)	202,426
4,242	Celsius Holdings Inc(a)	382,162
4,065	Central Garden & Pet Co(a)(b)	195,120
83,719	Cerus Corp(a)	509,849
9,305	CONMED Corp	1,217,373
20,731	Curis Inc(a)(b)	162,324
20,281	Cytokinetics Inc(a)	724,843
45,801	elf Beauty Inc(a)	1,330,519
9,438	Emergent BioSolutions Inc(a)	472,561
30,824	Evo Payments Inc Class A(a)	729,912
5,511	FTI Consulting Inc(a)	742,332
3,550	Fulcrum Therapeutics Inc(a)	100,146
13,138	Haemonetics Corp(a)	927,411
13,921	HealthEquity Inc(a)	901,524
13,708	ICF International Inc	1,223,987
7,629	Icon PLC(a)	1,998,951
26,170	Insmed Inc(a)	720,722
9,027	Intra-Cellular Therapies Inc(a)	336,527
9,039	Ionis Pharmaceuticals Inc(a)	303,168
13,435	Iovance Biotherapeutics Inc(a)	331,307
1,576	Karuna Therapeutics Inc(a)	192,792
4,107	Kforce Inc	244,941
5,387	Krystal Biotech Inc(a)	281,255
21,685	LiveRamp Holdings Inc(a)	1,024,183
5,039	MacroGenics Inc(a)	105,517
2,690	Mirati Therapeutics Inc(a)	475,888
8,358	Monro Inc	480,669
8,436	Myovant Sciences Ltd(a)	189,304
2,640	NanoString Technologies Inc(a)	126,746
7,160	NeuroPace Inc(a)	113,486
2,529	Novocure Ltd(a)	293,794
17,497	Oak Street Health Inc(a)(b)	744,147
9,888	Omnicell Inc(a)	1,467,676
5,602	OrthoPediatrics Corp(a)	366,987

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,318	Pacira BioSciences Inc(a)	$ 577,808
24,980	Performance Food Group Co(a)	1,160,571
5,354	Pliant Therapeutics Inc(a)	90,376
6,199	Pulmonx Corp(a)	223,040
4,396	Quanterix Corp(a)	218,877
79,265	Rigel Pharmaceuticals Inc(a)	287,732
4,353	Rocket Pharmaceuticals Inc(a)	130,111
964	Shockwave Medical Inc(a)	198,468
4,320	SI-BONE Inc(a)	92,534
22,792	Silk Road Medical Inc(a)	1,254,244
5,482	Syndax Pharmaceuticals Inc(a)	104,761
22,107	Syneos Health Inc(a)	1,933,920
16,157	Tactile Systems Technology Inc(a)	718,179
3,591	TG Therapeutics Inc(a)	119,508
5,449	Treace Medical Concepts Inc(a)	146,578
6,336	Turning Point Brands Inc	302,544
8,055	Turning Point Therapeutics Inc(a)	535,094
7,178	US Physical Therapy Inc	793,887
25,799	Verastem Inc(a)	79,461
3,383	WEX Inc(a)	595,882
5,311	Willdan Group Inc(a)	189,018
17,210	WW International Inc(a)	314,082
7,828	Xenon Pharmaceuticals Inc(a)	119,612
28,483	Zevia PBC Class A(a)(b)	327,839
		41,302,920
Financial — 10.36%
9,289	Assetmark Financial Holdings Inc(a)	231,017
10,544	Bancorp Inc(a)	268,345
35,175	BRP Group Inc Class A(a)	1,170,976
37,116	Compass Inc Class A(a)(b)	492,158
22,088	Essent Group Ltd	972,093
7,835	Evercore Inc Class A	1,047,305
22,249	Focus Financial Partners Inc Class A(a)	1,165,180
10,056	Goosehead Insurance Inc Class A	1,531,428
14,286	Palomar Holdings Inc(a)	1,154,737
2,275	Piper Sandler Cos	314,997
26,745	Ryan Specialty Group Holdings Inc Class A(a)	905,853
10,260	Ryman Hospitality Properties Inc REIT(a)	858,762
2,160	Silvergate Capital Corp Class A(a)	249,480
17,640	Stifel Financial Corp	1,198,814
13,429	Triumph Bancorp Inc(a)	1,344,646
357	Trupanion Inc(a)	27,728
28,690	Virtu Financial Inc Class A	700,897
		13,634,416
Industrial — 11.35%
5,900	A O Smith Corp	360,313
Shares		Fair Value
Industrial — (continued)
8,647	Advanced Drainage Systems Inc	$ 935,346
9,119	Atkore Inc(a)	792,623
3,812	Atlas Air Worldwide Holdings Inc(a)	311,364
19,754	AZEK Co Inc(a)	721,614
12,899	Boise Cascade Co	696,288
7,151	Chart Industries Inc(a)	1,366,628
4,144	CryoPort Inc(a)	275,617
7,472	Dycom Industries Inc(a)	532,305
41,415	Hayward Holdings Inc(a)	921,070
7,553	Ichor Holdings Ltd(a)	310,353
9,327	Itron Inc(a)	705,401
15,747	Knight-Swift Transportation Holdings Inc	805,459
30,737	Kratos Defense & Security Solutions Inc(a)	685,742
9,635	Masonite International Corp(a)	1,022,563
14,427	Mercury Systems Inc(a)	684,128
7,236	Montrose Environmental Group Inc(a)	446,751
2,858	OSI Systems Inc(a)	270,938
26,758	PGT Innovations Inc(a)	511,078
29,459	Schneider National Inc Class B	669,898
24,070	SPX Corp(a)	1,286,541
5,540	Woodward Inc	627,128
		14,939,148
Technology — 22.97%
8,825	Agilysys Inc(a)	462,077
51,167	Allscripts Healthcare Solutions Inc(a)	684,103
6,160	Avid Technology Inc(a)	178,147
17,042	Black Knight Inc(a)	1,227,024
51,421	Box Inc Class A(a)	1,217,135
3,591	Cerence Inc(a)(b)	345,131
5,521	CEVA Inc(a)	235,581
35,067	Clarivate PLC(a)	767,967
5,142	CMC Materials Inc	633,649
17,826	Cornerstone OnDemand Inc(a)	1,020,717
7,264	CyberArk Software Ltd(a)	1,146,404
2,582	Domo Inc Class B(a)	218,024
11,663	DoubleVerify Holdings Inc(a)(b)	398,408
31,937	Evolent Health Inc Class A(a)	990,047
17,302	FormFactor Inc(a)	645,884
4,724	Health Catalyst Inc(a)(b)	236,247
4,017	Impinj Inc(a)	229,491
27,711	KBR Inc	1,091,813
12,801	Lumentum Holdings Inc(a)	1,069,395
28,907	Nutanix Inc Class A(a)	1,089,794
13,151	Onto Innovation Inc(a)	950,160
4,147	Outset Medical Inc(a)	205,028
28,105	PagerDuty Inc(a)	1,164,109
13,274	PAR Technology Corp(a)(b)	816,484
15,181	Phreesia Inc(a)	936,668
20,281	Privia Health Group Inc(a)	477,820
13,979	PTC Inc(a)	1,674,544
13,772	Rambus Inc(a)	305,738

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
13,769	Silicon Motion Technology Corp ADR	$ 949,786
11,208	Sprout Social Inc Class A(a)	1,366,816
21,017	SS&C Technologies Holdings Inc	1,458,580
35,899	Sterling Check Corp(a)	931,938
5,514	Synaptics Inc(a)	991,031
7,329	Tabula Rasa HealthCare Inc(a)(b)	192,093
12,574	Telos Corp(a)	357,353
8,431	Teradyne Inc	920,412
42,138	Verra Mobility Corp(a)	635,020
66,955	Zuora Inc Class A(a)	1,110,114
117,973	Zynga Inc Class A(a)	888,337
		30,219,069
Utilities — 0.37%
4,465	Ameresco Inc Class A(a)	260,890
5,957	Evoqua Water Technologies Corp(a)	223,745
		484,635
TOTAL COMMON STOCK — 96.42% (Cost $98,679,909)		$126,868,621
GOVERNMENT MONEY MARKET MUTUAL FUNDS
66,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	66,000
122,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	122,000
124,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	124,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $312,000)		$312,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.20%
$1,074,059	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $1,074,059 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	$ 1,074,059
1,074,059	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $1,074,059 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(c)	1,074,059
1,074,059	Undivided interest of 42.40% in a repurchase agreement (principal amount/value $2,533,337 with a maturity value of $2,533,341) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $1,074,059 on 10/1/21 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 1/1/26 - 9/20/51, with a value of $2,584,004.(c)	1,074,059

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 988,184	Undivided interest of 6.86% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $988,184 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	$ 988,184
TOTAL SHORT TERM INVESTMENTS — 3.20% (Cost $4,210,361)		$4,210,361
TOTAL INVESTMENTS — 99.86% (Cost $103,202,270)		$131,390,982
OTHER ASSETS & LIABILITIES, NET — 0.14%		$178,656
TOTAL NET ASSETS — 100.00%		$131,569,638
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021